Financial Instruments (Carrying amounts and fair value of the financial instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current and long-term debt	$ 1,036,678	$ 1,047,980
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current and long-term debt	$ 1,055,952	$ 1,058,431